Securities (Details 4) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Changes in the credit loss component of credit-impaired debt securities, securities with no intent to sell [Abstract]
Balance, beginning of period	$ 632	$ 578
Additions:
Newly credit-impaired securities	4
Increase in losses on previously credit-impaired securities	0	94
Losses reclassified from other comprehensive income on previously credit-impaired securities	26	6
Reductions:
Sales of credit-impaired securities	0	(3)
Impact of new accounting guidance related to VIEs	0	(15)
Balance, end of period	$ 662	$ 660